Share Capital (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Information
Disclosure of classes of share capital
	Number of common shares	Impact on share capital
Flow-through shares issued at $3.50 per share	5,000,000	$17,500
Less: flow-through share premium liability (note 12)	-	(7,500)
Common shares issued at $2.00 per share	2,750,000	5,500
Cash share issue costs	-	(1,518)
Proceeds net of share issue costs	7,750,000	$13,982

Disclosure of share issue costs
	Number of common shares	Impact on share capital
Common shares issued at $0.75 per share	7,461,450	$5,596
Cash share issue costs	-	(211)
Proceeds net of share issue costs	7,461,450	$5,385
	Number of common shares	Impact on share capital
Common shares issued at $2.37 per share	6,333,984	$15,000
Cash share issue costs	-	(247)
Proceeds net of share issue costs	6,333,984	$14,753